NET LOANS RECEIVABLE (Schedule of Primary Segments of Loan Portfolio) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 46,338	$ 29,968
Individually evaluated for impairment	49	199
Collectively evaluated for impairment	46,289	29,769
Deferred loan fees	129	(10)
Allowance for loan losses	(304)	(234)
Net Loans Receivable	46,163	29,724
First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 28,620	$ 15,634
Individually evaluated for impairment
Collectively evaluated for impairment	$ 28,620	$ 15,634
First Mortgage Loans - Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 3,032	$ 1,872
Individually evaluated for impairment
Collectively evaluated for impairment	$ 3,032	$ 1,872
First Mortgage Loans - Land Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 653	$ 573
Individually evaluated for impairment
Collectively evaluated for impairment	$ 653	$ 573
First Mortgage Loans - Multi-family Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 6,084	$ 2,327
Individually evaluated for impairment
Collectively evaluated for impairment	$ 6,084	$ 2,327
First Mortgage Loans - Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	3,395	4,523
Individually evaluated for impairment	49	49
Collectively evaluated for impairment	3,346	4,474
Consumer Loans - Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 1,175	$ 849
Individually evaluated for impairment
Collectively evaluated for impairment	$ 1,175	$ 849
Consumer Loans - Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 1,917	1,985
Individually evaluated for impairment		150
Collectively evaluated for impairment	$ 1,917	1,835
Consumer Loans - Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 211	$ 221
Individually evaluated for impairment
Collectively evaluated for impairment	$ 211	$ 221
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 1,251	$ 1,584
Individually evaluated for impairment
Collectively evaluated for impairment	$ 1,251	$ 1,584
Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		$ 400
Individually evaluated for impairment
Collectively evaluated for impairment		$ 400